1. Organisation and principal activities	12 Months Ended
Dec. 31, 2016
Organisation and principal activities

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	The British Virgin Islands	Selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.7% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

* The Group interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation in both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process.

ZHEJIANG TIANLAN
Organisation and principal activities

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People's Republic of China (“PRC”) on May 18, 2000. The Company is a limited company by shares with an operating period up to August 5, 2037.

The Company provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

The Company has recently received approval from the National Equities Exchange and Quotations (“NEEQ”) to list its shares on the New Third Board in the People’s Republic of China (“PRC”) on November 17, 2015.

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2016	2015
Zhejiang Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Shihezi Tianlan Environmental Protection Technology Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment
Da Tong Tianlan Environmental Protection Technology Service Company Limited *	-%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlian Environmental Testing Technology Company Limited **	80%	100%	PRC	Provision of testing services of environmental protection equipment

* On April 19, 2016, the board of director approved the de-registration of subsidiary. The subsidiary was closed on August 25, 2016.

** The Company was incorporated on October 28, 2015. On April 17, 2016, the board of director approved the sales of 1,000,000 ordinary shares at a price RMB 1.00 per shares, which in the aggregate amount the gross proceeds of RMB 1,000,000 to the third parties.

ZHEJIANG JIAHUAN
Organisation and principal activities

Zhejiang Jiahuan Electronic Company Limited (the “Company”) was established in the People’s Republic of China (“PRC”) as a limited liability company. The principal activities of the Company are design, manufacturing and sales of automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment).

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2016	2015
Jinhua Jiahuan Puzhau New Energy Technology Co., Ltd*	-	-	PRC	Dormant

Zhejiang Jiahuan Xinyu Environmental Production Co., Ltd	100%	100%	PRC	Manufacturing and installation services of environmental production equipment

*The Company has been deregistered on September 1, 2015.